Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,382,279	$394,509	$1,987,770
Distribution	4,182,940	385,289	3,797,651
Land	71,689	—	71,689
Equipment and other	114,116	40,674	73,442
Construction in progress
Generation	209,979	—	209,979
Distribution	164,366	—	164,366
	$7,125,369	$820,472	$6,304,897

2016
	Cost	Accumulated depreciation	Net book value
Generation	$1,946,278	$312,227	$1,634,051
Distribution	1,965,061	344,421	1,620,640
Land	45,333	—	45,333
Equipment and other	104,239	33,291	70,948
Construction in progress
Generation	147,010	—	147,010
Distribution	123,883	—	123,883
	$4,331,804	$689,939	$3,641,865